-------------------------
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                                                       -------------------------
                                                       OMB Number: 3235-0578

                                                       Expires: April 30, 2010

                                                       Estimated average burden
                                                       hours per response: 10.5
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05685
                                   ---------------------------------------------

                          Williamsburg Investment Trust
--------------------------------------------------------------------------------
                  (Exact name of registrant as specified in charter)

   225 Pictoria Drive, Suite 450           Cincinnati, Ohio         45246
--------------------------------------------------------------------------------
          (Address of principal executive offices)                (Zip code)

                             W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP         One Post Office Square         Boston, MA 02109
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400
                                                     ---------------------------

Date of fiscal year end:        March 31, 2010
                          ---------------------------------

Date of reporting period:       June 30, 2009
                          ---------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

THE DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 96.8%                                    VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY -- 10.8%
    20,882   Amazon.com, Inc. (a)                                  $  1,746,988
    56,750   Carnival Corporation                                     1,462,447
    95,089   Lowe's Companies, Inc.                                   1,845,677
    27,632   McDonald's Corporation                                   1,588,564
    28,687   NIKE, Inc. - Class B                                     1,485,413
    51,527   Omnicom Group, Inc.                                      1,627,223
    68,967   Walt Disney Company (The)                                1,609,000
                                                                   ------------
                                                                     11,365,312
                                                                   ------------
             CONSUMER STAPLES -- 14.4%
    45,890   Colgate-Palmolive Company                                3,246,259
    28,164   Diageo plc - ADR                                         1,612,389
    43,748   PepsiCo, Inc.                                            2,404,390
    36,407   Procter & Gamble Company (The)                           1,860,398
    82,947   SABMiller plc - ADR                                      1,690,460
    62,664   Walgreen Company                                         1,842,321
    52,835   Wal-Mart Stores, Inc.                                    2,559,327
                                                                   ------------
                                                                     15,215,544
                                                                   ------------
             ENERGY -- 10.8%
    34,566   Chevron Corporation                                      2,289,997
    16,917   EOG Resources, Inc.                                      1,149,003
    42,516   Exxon Mobil Corporation                                  2,972,293
    28,265   Occidental Petroleum Corporation                         1,860,120
    32,053   Schlumberger Ltd.                                        1,734,388
    18,976   Transocean Ltd. (a)                                      1,409,727
                                                                   ------------
                                                                     11,415,528
                                                                   ------------
             FINANCIALS -- 12.3%
    59,728   BB&T Corporation                                         1,312,821
       894   Berkshire Hathaway, Inc. - Class B (a)                   2,588,783
    89,250   Brookfield Asset Management, Inc. - Class A              1,523,498
     4,725   CME Group, Inc.                                          1,469,995
    51,721   JPMorgan Chase & Company                                 1,764,203
     9,003   Markel Corporation (a)                                   2,536,145
    43,427   T. Rowe Price Group, Inc.                                1,809,603
                                                                   ------------
                                                                     13,005,048
                                                                   ------------
             HEALTH CARE -- 9.0%
    33,538   Abbott Laboratories                                      1,577,628
    40,609   Allergan, Inc.                                           1,932,176
    42,119   Johnson & Johnson                                        2,392,359
    29,691   Laboratory Corporation of America Holdings (a)           2,012,753
    35,859   Owens & Minor, Inc.                                      1,571,341
                                                                   ------------
                                                                      9,486,257
                                                                   ------------
             INDUSTRIALS -- 8.1%
    31,825   Boeing Company (The)                                     1,352,562
    42,819   Caterpillar, Inc.                                        1,414,740
    33,673   Danaher Corporation                                      2,078,971
    32,391   United Parcel Service, Inc. - Class B                    1,619,226
    40,151   United Technologies Corporation                          2,086,246
                                                                   ------------
                                                                      8,551,745
                                                                   ------------

THE DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 96.8% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY -- 20.4%
    52,700   Accenture Ltd. - Class A                              $  1,763,342
    13,230   Apple, Inc. (a)                                          1,884,349
    47,114   Automatic Data Processing, Inc.                          1,669,720
   101,915   Cisco Systems, Inc. (a)                                  1,899,696
    37,968   Fiserv, Inc. (a)                                         1,735,138
     5,729   Google, Inc. - Class A (a)                               2,415,289
   104,589   Intel Corporation                                        1,730,948
    20,494   International Business Machines Corporation              2,139,983
    98,489   Microsoft Corporation                                    2,341,084
    94,625   Nokia Corporation - ADR                                  1,379,632
   121,067   Oracle Corporation                                       2,593,255
                                                                   ------------
                                                                     21,552,436
                                                                   ------------
             MATERIALS -- 5.0%
    75,303   Albemarle Corporation                                    1,925,498
    17,297   Potash Corporation of Saskatchewan, Inc.                 1,609,486
    24,839   Praxair, Inc.                                            1,765,308
                                                                   ------------
                                                                      5,300,292
                                                                   ------------
             TELECOMMUNICATION SERVICES -- 4.4%
    34,675   American Tower Corporation (a)                           1,093,303
    46,051   China Mobile Ltd. - ADR                                  2,306,234
    21,456   Millicom International Cellular S.A. (a)                 1,207,115
                                                                   ------------
                                                                      4,606,652
                                                                   ------------
             UTILITIES -- 1.6%
    29,742   FPL Group, Inc.                                          1,691,130
                                                                   ------------
             TOTAL COMMON STOCKS (Cost $108,011,430)               $102,189,944
                                                                   ------------

================================================================================
    SHARES   EXCHANGE-TRADED FUNDS -- 1.6%                             VALUE
--------------------------------------------------------------------------------
    32,374   SPDR S&P Biotech ETF (Cost $2,135,583)                $  1,641,685
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 1.5%                                VALUE
--------------------------------------------------------------------------------
 1,624,036   First American Treasury Obligations Fund -
                Class Y, 0.00% (b) (Cost $1,624,036)               $  1,624,036
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 99.9%
               (Cost $111,771,049)                                 $105,455,665

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%               86,033
                                                                   ------------

             NET ASSETS -- 100.0%                                  $105,541,698
                                                                  =============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2009.

ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

THE DAVENPORT CORE FUND
NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

Portfolio securities of The Davenport Core Fund (the "Fund") are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

The Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities
o     Level 2 - other significant observable inputs
o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE DAVENPORT CORE FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

As of June 30, 2009, all of the inputs used to value the Fund's investments were Level 1.

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2009:

               Cost of portfolio investments   $  112,075,367
                                               ==============

               Gross unrealized appreciation   $    9,344,103
               Gross unrealized depreciation      (15,963,805)
                                               --------------

               Net unrealized depreciation     $   (6,619,702)
                                               ==============

The difference between the federal income tax cost and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These timing differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

FBP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS - 99.3%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 13.3%
   Best Buy Company, Inc.                                 14,000   $    468,860
   Home Depot, Inc. (The)                                 28,000        661,640
   KB Home                                                25,500        348,840
   Kohl's Corporation (a) (b)                             12,000        513,000
   Macy's, Inc.                                           26,500        311,640
   McGraw-Hill Companies, Inc. (The)                      18,000        541,980
   Wyndham Worldwide Corporation                          20,000        242,400
                                                                   ------------
                                                                      3,088,360
                                                                   ------------
CONSUMER STAPLES - 12.7%
   Avon Products, Inc.                                    20,000        515,600
   CVS Caremark Corporation                               18,000        573,660
   Kimberly-Clark Corporation                              7,800        408,954
   SUPERVALU, Inc.                                        21,000        271,950
   Sysco Corporation                                      10,000        224,800
   Walgreen Company                                       10,000        294,000
   Wal-Mart Stores, Inc.                                  13,500        653,940
                                                                   ------------
                                                                      2,942,904
                                                                   ------------
ENERGY - 5.5%
   BJ Services Company                                    27,000        368,010
   Pioneer Natural Resources Company                      15,600        397,800
   Royal Dutch Shell PLC - Class A - ADR                  10,000        501,900
                                                                   ------------
                                                                      1,267,710
                                                                   ------------
FINANCIALS - 16.0%
   American Express Company (b)                           14,000        325,360
   Comerica, Inc.                                         14,000        296,100
   First American Corporation                             10,000        259,100
   JPMorgan Chase & Company                               32,000      1,091,520
   Lincoln National Corporation (b)                       29,000        499,090
   Travelers Companies, Inc. (The)                        22,000        902,880
   Willis Group Holdings Ltd.                             13,000        334,490
                                                                   ------------
                                                                      3,708,540
                                                                   ------------
HEALTH CARE - 15.7%
   Amgen, Inc. (a)                                        13,500        714,690
   Johnson & Johnson                                      13,500        766,800
   Merck & Company, Inc.                                  17,500        489,300
   Pfizer, Inc.                                           50,000        750,000
   WellPoint, Inc. (a)                                    18,000        916,020
                                                                   ------------
                                                                      3,636,810
                                                                   ------------

FBP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 99.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 11.3%
   Avery Dennison Corporation                             20,000   $    513,600
   FedEx Corporation                                      10,100        561,762
   General Electric Company                               41,000        480,520
   Ingersoll-Rand Company Ltd. - Class A                  25,000        522,500
   Masco Corporation                                      58,000        555,640
                                                                   ------------
                                                                      2,634,022
                                                                   ------------
INFORMATION TECHNOLOGY - 22.4%
   Cisco Systems, Inc. (a)                                40,000        745,600
   Computer Sciences Corporation (a)                      17,000        753,100
   Dell, Inc. (a)                                         39,000        535,470
   Flextronics International Ltd. (a)                     95,818        393,812
   Hewlett-Packard Company                                19,000        734,350
   International Business Machines Corporation (b)        12,000      1,253,040
   Microsoft Corporation                                  23,000        546,710
   Nokia Corporation - ADR (b)                            17,000        247,860
                                                                   ------------
                                                                      5,209,942
                                                                   ------------
MATERIALS - 2.4%
   Sealed Air Corporation                                 30,000        553,500
                                                                   ------------

TOTAL COMMON STOCKS (Cost $24,569,266)                             $ 23,041,788
                                                                   ------------

MONEY MARKET FUNDS - 0.8%                                 SHARES       VALUE
--------------------------------------------------------------------------------
Fidelity Institutional Money Market Government
   Portfolio - Class I, 0.25% (c) (Cost $189,765)        189,765   $    189,765
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.1% (Cost $24,759,031)             $ 23,231,553

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                          (13,029)
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $ 23,218,524
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.
(b)   Security covers a written call option.
(c) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2009.

See accompanying notes to schedules of investments.

FBP VALUE FUND
SCHEDULE OF OPEN OPTION CONTRACTS
JUNE 30, 2009 (UNAUDITED)
                                           OPTION        VALUE OF      PREMIUMS
COVERED CALL OPTIONS                      CONTRACTS      OPTIONS       RECEIVED
--------------------------------------------------------------------------------
American Express Company,
   01/16/2010 at $35                             30      $  1,200      $  7,895
International Business Machines
   Corporation,
   01/16/2010 at $120                            50        12,500        22,849
Kohl's Corporation,
   01/16/2010 at $50                             40        10,000        19,480
Lincoln National Corporation,
   01/16/2010 at $25                             60         7,200        15,690
Nokia Corporation - ADR,
   10/17/2009 at $17                             80         4,400        11,359
                                                         --------      --------
                                                         $ 35,300      $ 77,273
                                                         ========      ========

See accompanying notes to schedules of investments.

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS - 67.2%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 9.0%
   Best Buy Company, Inc.                                 13,600   $    455,464
   Home Depot, Inc. (The)                                 26,000        614,380
   KB Home                                                28,000        383,040
   Kohl's Corporation (a) (b)                             10,500        448,875
   Macy's, Inc.                                           32,000        376,320
   McGraw-Hill Companies, Inc. (The)                      21,000        632,310
   Whirlpool Corporation (b)                               7,500        319,200
   Wyndham Worldwide Corporation                          20,000        242,400
                                                                   ------------
                                                                      3,471,989
                                                                   ------------
CONSUMER STAPLES - 9.1%
   Avon Products, Inc.                                    24,000        618,720
   CVS Caremark Corporation                               20,000        637,400
   Kimberly-Clark Corporation                              7,700        403,711
   Philip Morris International, Inc.                       6,500        283,530
   SUPERVALU, Inc.                                        23,000        297,850
   Sysco Corporation                                      11,600        260,768
   Walgreen Company                                       10,000        294,000
   Wal-Mart Stores, Inc.                                  15,000        726,600
                                                                   ------------
                                                                      3,522,579
                                                                   ------------
ENERGY - 4.5%
   BJ Services Company                                    27,000        368,010
   BP PLC - ADR                                            5,000        238,400
   ConocoPhillips                                          5,000        210,300
   Pioneer Natural Resources Company                      17,000        433,500
   Royal Dutch Shell PLC - Class A - ADR                  10,000        501,900
                                                                   ------------
                                                                      1,752,110
                                                                   ------------
FINANCIALS - 9.7%
   American Express Company (b)                           16,000        371,840
   Comerica, Inc.                                         15,000        317,250
   First American Corporation                             11,000        285,010
   JPMorgan Chase & Company                               31,000      1,057,410
   Lincoln National Corporation (b)                       28,700        493,927
   Travelers Companies, Inc. (The)                        21,000        861,840
   Willis Group Holdings Ltd.                             15,000        385,950
                                                                   ------------
                                                                      3,773,227
                                                                   ------------
HEALTH CARE - 9.7%
   Amgen, Inc. (a)                                         9,000        476,460
   Eli Lilly & Company                                     6,000        207,840
   Johnson & Johnson                                      15,000        852,000

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 67.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 9.7% (CONTINUED)
   Merck & Company, Inc.                                  15,600   $    436,176
   Pfizer, Inc.                                           65,000        975,000
   WellPoint, Inc. (a)                                    15,800        804,062
                                                                   ------------
                                                                      3,751,538
                                                                   ------------
INDUSTRIALS - 6.3%
   Avery Dennison Corporation                             20,000        513,600
   FedEx Corporation                                       7,400        411,588
   General Electric Company                               40,000        468,800
   Ingersoll-Rand Company Ltd. - Class A                  27,000        564,300
   Masco Corporation                                      50,000        479,000
                                                                   ------------
                                                                      2,437,288
                                                                   ------------
INFORMATION TECHNOLOGY - 13.2%
   Cisco Systems, Inc. (a)                                40,000        745,600
   Computer Sciences Corporation (a)                      14,000        620,200
   Dell, Inc. (a)                                         30,000        411,900
   Flextronics International Ltd. (a)                     88,000        361,680
   Hewlett-Packard Company                                16,000        618,400
   International Business Machines Corporation (b)        13,000      1,357,460
   Microsoft Corporation                                  27,000        641,790
   Nokia Corporation - ADR (b)                            24,000        349,920
                                                                   ------------
                                                                      5,106,950
                                                                   ------------
MATERIALS - 3.1%
   E.I. du Pont de Nemours and Company                     9,000        230,580
   PPG Industries, Inc.                                    5,000        219,500
   RPM International, Inc.                                10,000        140,400
   Sealed Air Corporation                                 32,000        590,400
                                                                   ------------
                                                                      1,180,880
                                                                   ------------
TELECOMMUNICATIONS SERVICES - 0.6%
   Verizon Communications, Inc.                            7,500        230,475
                                                                   ------------

UTILITIES - 2.0%
   American Electric Power Company, Inc.                  14,000        404,460
   Duke Energy Corporation                                26,000        379,340
                                                                   ------------
                                                                        783,800
                                                                   ------------

TOTAL COMMON STOCKS (Cost $25,818,541)                             $ 26,010,836
                                                                   ------------

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.0%            PAR VALUE       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTES - 2.0%
   4.50%, due 11/15/2010                            $    750,000   $    788,877
                                                                   ------------

FEDERAL HOME LOAN BANK - 6.0%
   4.375%, due 03/17/2010                                750,000        770,922
   4.375%, due 10/22/2010                                750,000        784,388
   5.05%, due 08/24/2011                                 750,000        754,975
                                                                   ------------
                                                                      2,310,285
                                                                   ------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,044,727)       $  3,099,162
                                                                   ------------

CORPORATE BONDS - 22.1%                                PAR VALUE       VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES - 2.1%
   Kraft Foods, Inc., 5.625%, due 11/01/2011        $    750,000   $    796,856
                                                                   ------------

FINANCIALS - 6.1%
   International Lease Finance Corporation,
      5.40%, due 02/15/2012                              750,000        585,135
   Northern Trust Company, 7.10%, due
      08/01/2009                                       1,000,000      1,003,304
   Prudential Financial, Inc., 5.80%, due
      06/15/2012                                         750,000        752,566
                                                                   ------------
                                                                      2,341,005
                                                                   ------------
HEALTH CARE - 2.0%
   UnitedHealth Group, Inc., 5.25%, due
      03/15/2011                                         750,000        774,027
                                                                   ------------

INDUSTRIALS - 7.8%
   Analog Devices, Inc., 5.00%, due 07/01/2014           750,000        751,281
   Eaton Corporation, 5.95%, due 03/20/2014              750,000        785,555
   Ryder System, Inc., 5.00%, due 04/01/2011             750,000        737,596
   Union Pacific Corporation, 3.625%, due
      06/01/2010                                         750,000        762,373
                                                                   ------------
                                                                      3,036,805
                                                                   ------------

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CORPORATE BONDS - 22.1% (CONTINUED)                    PAR VALUE       VALUE
--------------------------------------------------------------------------------
UTILITIES - 4.1%
   Ohio Power Company, 5.30%, due 11/01/2010        $    750,000   $    778,344
   SBC Communications, Inc., 5.875%, due
      02/01/2012                                         750,000        800,581
                                                                   ------------
                                                                      1,578,925
                                                                   ------------

TOTAL CORPORATE BONDS (Cost $8,484,543)                            $  8,527,618
                                                                   ------------

MONEY MARKET FUNDS - 4.8%                                 SHARES       VALUE
--------------------------------------------------------------------------------
Fidelity Institutional Money Market Government
   Portfolio Class I, 0.25% (c) (Cost $1,856,528)      1,856,528   $  1,856,528
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 102.1%
   (Cost $39,204,339)                                              $ 39,494,144

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1%)                         (795,527)
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $ 38,698,617
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.
(b)   Security covers a written call option.
(c) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2009.

See accompanying notes to schedules of investments.

FBP BALANCED FUND
SCHEDULE OF OPEN OPTION CONTRACTS
JUNE 30, 2009 (UNAUDITED)

                                           OPTION         VALUE OF     PREMIUMS
COVERED CALL OPTIONS                      CONTRACTS       OPTIONS      RECEIVED
--------------------------------------------------------------------------------
American Express Company,
   01/16/2010 at $35                             40       $  1,600     $ 10,527
International Business Machines
   Corporation,
   01/16/2010 at $120                            35          8,750       15,994
Kohl's Corporation,
   01/16/2010 at $50                             30          7,500       14,610
Lincoln National Corporation,
   01/16/2010 at $25                             60          7,200       15,690
Nokia Corporation - ADR,
   10/17/2009 at $17                            100          5,500       14,199
Whirlpool Corporation,
   01/16/2010 at $70                             30          1,200        7,410
                                                          --------     --------
                                                          $ 31,750     $ 78,430
                                                          ========     ========

See accompanying notes to schedules of investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

Portfolio securities of the FBP Value Fund and the FBP Balanced Fund (the "Funds") are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded. Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are summaries of the inputs used to value each Fund's investments as of June 30, 2009:

                                                                      OTHER
                                                 INVESTMENTS IN     FINANCIAL
FBP VALUE FUND                                     SECURITIES      INSTRUMENTS
--------------------------------------------      ------------     ------------
Level 1 - Quoted prices                           $ 23,231,553     $    (35,300)

Level 2 - Other significant observable inputs               --               --

Level 3 - Significant unobservable inputs                   --               --
                                                  ------------     ------------
Total                                             $ 23,231,553     $    (35,300)
                                                  ============     ============

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

                                                                      OTHER
                                                 INVESTMENT IN      FINANCIAL
FBP BALANCED FUND                                  SECURITIES      INSTRUMENTS
--------------------------------------------      ------------     ------------
Level 1 - Quoted prices                           $ 27,867,364     $    (31,750)

Level 2 - Other significant observable inputs       11,626,780               --

Level 3 - Significant unobservable inputs                   --               --
                                                  ------------     ------------
Total                                             $ 39,494,144     $    (31,750)
                                                  ============     ============

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2009:

                                                    FBP VALUE      FBP BALANCED
                                                       FUND            FUND
                                                   ------------    ------------

Cost of portfolio investments and written options  $ 24,681,758    $ 39,125,909
                                                   ============    ============

Gross unrealized appreciation                      $  5,119,177    $  6,848,498
Gross unrealized depreciation                        (6,604,682)     (6,512,013)
                                                   ------------    ------------

Net unrealized appreciation (depreciation)         $ (1,485,505)   $    336,485
                                                   ============    ============

GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS - 86.1%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 6.5%
   Coach, Inc.                                             6,000   $    161,280
   Darden Restaurants, Inc.                                4,000        131,920
   Home Depot, Inc. (The)                                 17,500        413,525
   ITT Educational Services, Inc. (a)                      2,000        201,320
   Johnson Controls, Inc.                                 15,000        325,800
   McDonald's Corporation                                  5,500        316,195
   NIKE, Inc. - Class B                                   11,000        569,580
   Walt Disney Company (The)                              35,000        816,550
                                                                   ------------
                                                                      2,936,170
                                                                   ------------
CONSUMER STAPLES - 10.0%
   Altria Group, Inc.                                     33,000        540,870
   Coca-Cola Company (The)                                 6,000        287,940
   Kraft Foods, Inc. - Class A                            22,836        578,665
   PepsiCo, Inc.                                          10,000        549,600
   Philip Morris International, Inc.                      28,000      1,221,360
   Procter & Gamble Company (The)                         14,000        715,400
   Wal-Mart Stores, Inc.                                  12,600        610,344
                                                                   ------------
                                                                      4,504,179
                                                                   ------------
ENERGY - 12.1%
   Apache Corporation                                     10,089        727,921
   BP plc - ADR                                            7,300        348,064
   Chevron Corporation                                    15,000        993,750
   ConocoPhillips                                         18,500        778,110
   ENSCO International, Inc.                              11,000        383,570
   Exxon Mobil Corporation                                 7,200        503,352
   Plains Exploration & Production Company (a)            14,000        383,040
   TransCanada Corporation                                10,000        269,100
   Transocean Ltd. (a)                                     8,996        668,313
   XTO Energy, Inc.                                       10,000        381,400
                                                                   ------------
                                                                      5,436,620
                                                                   ------------
FINANCIALS - 7.8%
   Aegon N.V. - ARS                                       27,900        171,864
   AFLAC, Inc.                                            21,000        652,890
   Bank of America Corporation                            79,870      1,054,284
   Charles Schwab Corporation (The)                       15,000        263,100
   Colonial Properties Trust                              47,000        347,800
   Regions Financial Corporation                          40,000        161,600
   U.S. Bancorp                                           48,400        867,328
                                                                   ------------
                                                                      3,518,866
                                                                   ------------

GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 86.1% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 13.8%
   Abbott Laboratories                                     3,000   $    141,120
   Becton, Dickinson & Company                             9,490        676,732
   Cardinal Health, Inc.                                  12,000        366,600
   Cerner Corporation (a)                                  6,500        404,885
   Computer Programs & Systems, Inc.                       6,100        233,691
   Covance, Inc. (a)                                       8,000        393,600
   Elan Corporation plc - ADR (a)                         20,000        127,400
   Fresenius Medical Care AG & Company - ADR               5,000        225,000
   Genzyme Corporation (a)                                 9,500        528,865
   Gilead Sciences, Inc. (a)                               7,000        327,880
   Johnson & Johnson                                      13,000        738,400
   Techne Corporation                                     10,000        638,100
   Teva Pharmaceutical Industries Ltd. - ADR               8,000        394,720
   Thermo Fisher Scientific, Inc. (a)                      6,500        265,005
   Waters Corporation (a)                                 14,000        720,580
                                                                   ------------
                                                                      6,182,578
                                                                   ------------
INDUSTRIALS - 11.4%
   C.H. Robinson Worldwide, Inc.                           3,000        156,450
   Caterpillar, Inc.                                      19,500        644,280
   Emerson Electric Company                               20,000        648,000
   General Dynamics Corporation                           17,000        941,630
   Ingersoll-Rand Company Ltd. - Class A                  13,500        282,150
   ITT Corporation                                         5,000        222,500
   Manitowoc Company, Inc. (The)                          21,000        110,460
   Norfolk Southern Corporation                           10,000        376,700
   Quanta Services, Inc. (a)                              23,000        531,990
   Stericycle, Inc. (a)                                    7,000        360,710
   United Technologies Corporation                        16,000        831,360
                                                                   ------------
                                                                      5,106,230
                                                                   ------------
INFORMATION TECHNOLOGY - 15.3%
   Accenture Ltd. - Class A                                9,500        317,870
   Adobe Systems, Inc. (a)                                30,000        849,000
   ADTRAN, Inc.                                            4,000         85,880
   Apple, Inc. (a)                                         3,200        455,776
   Automatic Data Processing, Inc.                        20,000        708,800
   Broadridge Financial Solutions, Inc.                    5,000         82,900
   Cisco Systems, Inc. (a)                                23,450        437,108
   Corning, Inc.                                          28,000        449,680
   Hewlett-Packard Company                                33,000      1,275,450
   International Business Machines Corporation             7,500        783,150

GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 86.1% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 15.3% (CONTINUED)
   NetApp, Inc. (a)                                       12,000   $    236,640
   Oracle Corporation                                     10,000        214,200
   Research In Motion Ltd. (a)                             3,000        213,150
   Texas Instruments, Inc.                                24,000        511,200
   Tyco Electronics Ltd.                                  13,000        241,670
                                                                   ------------
                                                                      6,862,474
                                                                   ------------
MATERIALS - 3.4%
   Alcoa, Inc.                                             7,000         72,310
   Dow Chemical Company (The)                             13,000        209,820
   Freeport-McMoRan Copper & Gold, Inc. (a)                8,000        400,880
   Nucor Corporation                                      11,000        488,730
   Praxair, Inc.                                           5,000        355,350
                                                                   ------------
                                                                      1,527,090
                                                                   ------------
TELECOMMUNICATION SERVICES - 1.7%
   America Movil SAB. de C.V. - Series L - ADR            12,000        464,640
   AT&T, Inc.                                              7,000        173,880
   Fairpoint Communications, Inc.                          1,037            622
   Nippon Telegraph and Telephone Corporation - ADR        4,000         81,400
   Telephone & Data Systems, Inc.                          2,000         56,600
                                                                   ------------
                                                                        777,142
                                                                   ------------
UTILITIES - 4.1%
   Duke Energy Corporation                                65,980        962,648
   FirstEnergy Corporation                                15,000        581,250
   Wisconsin Energy Corporation                            7,000        284,970
                                                                   ------------
                                                                      1,828,868
                                                                   ------------

TOTAL COMMON STOCKS (Cost $31,699,958)                             $ 38,680,217
                                                                   ------------

EXCHANGE-TRADED FUNDS - 13.6%                             SHARES       VALUE
--------------------------------------------------------------------------------
iShares COMEX Gold Trust (a)                               2,000   $    182,480
Market Vectors Agribusiness ETF                           21,000        723,450
Market Vectors Coal ETF                                   30,000        693,900
Market Vectors Gold Miners ETF (a)                         5,000        188,800
Market Vectors Steel ETF                                  11,000        463,430
Vanguard Emerging Markets ETF                             45,000      1,431,900
Vanguard Mid-Cap ETF                                      20,000        935,600
Vanguard Short-Term Bond ETF                              19,000      1,503,850
                                                                   ------------
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,431,933)                      $  6,123,410
                                                                   ------------

GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMERCIAL PAPER - 2.5%                                PAR VALUE       VALUE
--------------------------------------------------------------------------------
U.S. Bank N.A., 0.14%, due 07/01/2009
   (Cost $1,118,000)                                  $1,118,000   $  1,118,000
                                                                   ------------


MONEY MARKET FUNDS - 0.0%                                 SHARES       VALUE
--------------------------------------------------------------------------------
AIM STIT - STIC Prime Portfolio - Institutional Class,
   0.17% (b) (Cost $120)                                     120   $        120
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 102.2% (Cost $39,250,011)             $ 45,921,747

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2%)                         (983,288)
                                                                   ------------

NET ASSETS - 100.0%                                                $ 44,938,459
                                                                   ============

ADR - American Depositary Receipt.
ARS - American Registered Shares.

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2009.

See accompanying notes to schedules of investments.

GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS - 86.0%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 10.8%
   Barnes & Noble, Inc.                                    3,500   $     72,205
   BorgWarner, Inc.                                        1,500         51,195
   Buffalo Wild Wings, Inc. (a)                            1,600         52,032
   Coach, Inc.                                             4,600        123,648
   Darden Restaurants, Inc.                                2,575         84,924
   DeVry, Inc.                                             1,400         70,056
   DreamWorks Animation SKG, Inc. - Class A (a)            4,000        110,360
   Family Dollar Stores, Inc.                              3,800        107,540
   GameStop Corporation - Class A (a)                      5,700        125,457
   Gildan Activewear, Inc. - Class A (a)                   5,400         79,920
   Guess?, Inc.                                            4,400        113,432
   Hasbro, Inc.                                            2,700         65,448
   Interactive Data Corporation                            2,800         64,792
   ITT Educational Services, Inc. (a)                      1,605        161,559
   JAKKS Pacific, Inc. (a)                                 2,000         25,660
   Jarden Corporation (a)                                  4,300         80,625
   John Wiley & Sons, Inc. - Class A                       1,800         59,850
   Liberty Global, Inc. - Class A (a)                      3,150         50,054
   Nordstrom, Inc.                                         3,300         65,637
   O'Reilly Automotive, Inc. (a)                           6,350        241,808
   PetSmart, Inc.                                          3,050         65,453
   Phillips-Van Heusen Corporation                         3,400         97,546
   Priceline.com, Inc. (a)                                   500         55,775
   Ross Stores, Inc.                                       2,800        108,080
   Service Corporation International                       6,000         32,880
   Snap-on, Inc.                                           3,300         94,842
   Sotheby's                                               3,400         47,974
   Tiffany & Company                                       2,175         55,158
   True Religion Apparel, Inc. (a)                         4,900        109,270
   Urban Outfitters, Inc. (a)                              3,600         75,132
   Vail Resorts, Inc. (a)                                  2,500         67,050
   VF Corporation                                          1,175         65,036
                                                                   ------------
                                                                      2,680,398
                                                                   ------------
CONSUMER STAPLES - 3.5%
   Church & Dwight Company, Inc.                           5,400        293,274
   Hormel Foods Corporation                                6,000        207,240
   J.M. Smucker Company (The)                              4,700        228,702
   NBTY, Inc. (a)                                          3,000         84,360

GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 86.0% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES - 3.5% (CONTINUED)
   Universal Corporation                                   1,740   $     57,611
                                                                   ------------
                                                                        871,187
                                                                   ------------
ENERGY - 6.3%
   Cameron International Corporation (a)                   6,610        187,063
   FMC Technologies, Inc. (a)                              5,780        217,212
   Murphy Oil Corporation                                  3,740        203,157
   Newfield Exploration Company (a)                        2,800         91,476
   Noble Corporation                                       5,360        162,140
   Overseas Shipholding Group, Inc.                        3,600        122,544
   Patriot Coal Corporation (a)                              960          6,125
   Peabody Energy Corporation                              4,800        144,768
   Pioneer Natural Resources Company                       4,380        111,690
   Pride International, Inc. (a)                           5,000        125,300
   Smith International, Inc.                               4,500        115,875
   Valero Energy Corporation                               4,950         83,605
                                                                   ------------
                                                                      1,570,955
                                                                   ------------
FINANCIALS - 13.1%
   American Financial Group, Inc.                          8,400        181,272
   Arthur J. Gallagher & Company                           6,750        144,045
   Associated Banc-Corp                                    7,300         91,250
   Bank of Hawaii Corporation                              6,000        214,980
   Berkley (W.R.) Corporation                             10,050        215,774
   Cullen/Frost Bankers, Inc.                              5,600        258,272
   Eaton Vance Corporation                                10,250        274,188
   Everest Re Group Ltd.                                   2,600        186,082
   HCC Insurance Holdings, Inc.                            9,300        223,293
   Jefferies Group, Inc. (a)                              10,400        221,832
   Legg Mason, Inc.                                        3,780         92,156
   Liberty Property Trust                                  4,600        105,984
   New York Community Bancorp, Inc.                       10,270        109,786
   Potlatch Corporation                                    6,941        168,597
   Rayonier, Inc.                                          7,000        254,450
   State Street Corporation                                4,400        207,680
   Synovus Financial Corporation                          16,400         49,036
   Westamerica Bancorporation                              3,300        163,713
   Wilmington Trust Corporation                            6,650         90,839
                                                                   ------------
                                                                      3,253,229
                                                                   ------------
HEALTH CARE - 13.4%
   Almost Family, Inc. (a)                                 1,000         26,110
   Becton, Dickinson & Company                             1,000         71,310

GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 86.0% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 13.4% (CONTINUED)
   Bio-Rad Laboratories, Inc. - Class A (a)                2,500   $    188,700
   C.R. Bard, Inc.                                         1,000         74,450
   Cantel Medical Corporation (a)                          2,000         32,460
   Cephalon, Inc. (a)                                      2,500        141,625
   Cerner Corporation (a)                                  6,000        373,740
   Computer Programs & Systems, Inc.                       1,500         57,465
   Covance, Inc. (a)                                       4,000        196,800
   Covidien plc                                            1,500         56,160
   Edwards Lifesciences Corporation (a)                    2,500        170,075
   Elan Corporation plc - ADR (a)                          1,000          6,370
   Ensign Group, Inc. (The)                                3,000         42,690
   Fresenius Medical Care AG & Company - ADR               4,000        180,000
   Gilead Sciences, Inc. (a)                               5,050        236,542
   Hanger Orthopedic Group, Inc. (a)                       4,000         54,360
   HealthSpring, Inc. (a)                                  2,500         27,150
   Henry Schein, Inc. (a)                                  4,000        191,800
   Life Technologies Corporation (a)                       2,891        120,613
   Matrixx Initiatives, Inc. (a)                           2,000         11,180
   Millipore Corporation (a)                               2,000        140,420
   Mylan, Inc. (a)                                         7,700        100,485
   Myriad Genetics, Inc. (a)                               1,000         35,650
   Myriad Pharmaceuticals, Inc. (a)                          250          1,162
   PSS World Medical, Inc. (a)                             2,000         37,020
   Questcor Pharmaceuticals, Inc. (a)                      3,000         15,000
   ResMed, Inc. (a)                                        3,000        122,190
   Techne Corporation                                      4,500        287,145
   Teleflex, Inc.                                          3,000        134,490
   Teva Pharmaceutical Industries Ltd. - ADR               2,163        106,722
   Waters Corporation (a)                                  2,000        102,940
                                                                   ------------
                                                                      3,342,824
                                                                   ------------
INDUSTRIALS - 13.3%
   Alexander & Baldwin, Inc.                               3,000         70,320
   AMETEK, Inc.                                            7,500        259,350
   C.H. Robinson Worldwide, Inc.                           5,000        260,750
   Donaldson Company, Inc.                                 6,000        207,840
   Expeditors International of Washington, Inc.            6,000        200,040
   Fastenal Company                                        7,000        232,190
   Goodrich Corporation                                    3,500        174,895
   Graco, Inc.                                             6,000        132,120
   Harsco Corporation                                      3,000         84,900

GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 86.0% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 13.3% (CONTINUED)
   Herman Miller, Inc.                                     5,500   $     84,370
   Jacobs Engineering Group, Inc. (a)                      4,475        188,353
   John Bean Technologies Corporation                      1,248         15,625
   Joy Global, Inc.                                        2,000         71,440
   L-3 Communications Holdings, Inc.                       3,000        208,140
   Manpower, Inc.                                          4,000        169,360
   MSC Industrial Direct Company, Inc. - Class A           5,000        177,400
   SPX Corporation                                         5,000        244,850
   Stericycle, Inc. (a)                                    8,275        426,410
   Trinity Industries, Inc.                                5,000         68,100
   WESCO International, Inc. (a)                           1,850         46,324
                                                                   ------------
                                                                      3,322,777
                                                                   ------------
INFORMATION TECHNOLOGY - 13.0%
   Activision Blizzard, Inc. (a)                          16,000        202,080
   ADC Telecommunications, Inc. (a)                        8,500         67,660
   ADTRAN, Inc.                                            6,000        128,820
   Advent Software, Inc. (a)                               4,000        131,160
   Alliance Data Systems Corporation (a)                   5,000        205,950
   Arrow Electronics, Inc. (a)                             8,000        169,920
   Cognizant Technology Solutions Corporation -
      Class A (a)                                          8,000        213,600
   CommScope, Inc. (a)                                     1,000         26,260
   Cree, Inc. (a)                                          6,500        191,035
   DST Systems, Inc. (a)                                   4,000        147,800
   Harris Corporation                                      6,000        170,160
   Harris Stratex Networks, Inc. - Class A (a)             1,490          9,655
   IAC/InterActiveCorporation (a)                          3,000         48,150
   Integrated Device Technology, Inc. (a)                 10,000         60,400
   Jack Henry & Associates, Inc.                           9,000        186,750
   Lam Research Corporation (a)                            6,000        156,000
   Linear Technology Corporation                           5,000        116,750
   Macrovision Solutions Corporation (a)                   6,000        130,860
   Microchip Technology, Inc.                              5,000        112,750
   National Instruments Corporation                        8,000        180,480
   NetApp, Inc. (a)                                        5,000         98,600
   Polycom, Inc. (a)                                       4,000         81,080
   SanDisk Corporation (a)                                 5,000         73,450
   Sybase, Inc. (a)                                        4,000        125,360
   Xilinx, Inc.                                            7,000        143,220

GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 86.0% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 13.0% (CONTINUED)
   Zebra Technologies Corporation - Class A (a)            2,500   $     59,150
                                                                   ------------
                                                                      3,237,100
                                                                   ------------
MATERIALS - 6.1%
   Airgas, Inc.                                            4,000        162,120
   Albemarle Corporation                                   8,000        204,560
   Ashland, Inc.                                           3,000         84,150
   Cabot Corporation                                       4,000         50,320
   Clearwater Paper Corporation (a)                        1,983         50,150
   Eagle Materials, Inc.                                   2,500         63,100
   Martin Marietta Materials, Inc.                         2,500        197,200
   Scotts Miracle-Gro Company (The) - Class A              4,000        140,200
   Sonoco Products Company                                 9,570        229,202
   Steel Dynamics, Inc.                                   12,000        176,760
   Valspar Corporation (The)                               7,000        157,710
                                                                   ------------
                                                                      1,515,472
                                                                   ------------
TELECOMMUNICATION SERVICES - 0.1%
   Telephone & Data Systems, Inc.                          1,000         28,300
                                                                   ------------

UTILITIES - 6.4%
   AGL Resources, Inc.                                     8,400        267,120
   EQT Corporation                                         7,000        244,370
   Great Plains Energy, Inc.                               9,050        140,727
   MDU Resources Group, Inc.                               8,850        167,885
   ONEOK, Inc.                                             5,750        169,568
   Pepco Holdings, Inc.                                    7,900        106,176
   SCANA Corporation                                       7,530        244,499
   Vectren Corporation                                    10,600        248,358
                                                                   ------------
                                                                      1,588,703
                                                                   ------------

TOTAL COMMON STOCKS (Cost $21,939,868)                             $ 21,410,945
                                                                   ------------

EXCHANGE-TRADED FUNDS - 12.7%                             SHARES       VALUE
--------------------------------------------------------------------------------
iShares S&P MidCap 400 Index Fund                         20,000   $  1,155,800
PowerShares Dynamic Healthcare Sector Portfolio           10,000        194,500
Vanguard Emerging Markets ETF                              3,000         95,460
Vanguard Mid-Cap ETF                                      19,500        912,210
Vanguard Short-Term Bond ETF                              10,000        791,500
                                                                   ------------
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,938,360)                      $  3,149,470
                                                                   ------------

GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMERCIAL PAPER - 1.2%                                PAR VALUE       VALUE
--------------------------------------------------------------------------------
U.S. Bank N.A., 0.14%, due 07/01/2009
   (Cost $310,000)                                    $  310,000   $    310,000
                                                                   ------------

MONEY MARKET FUNDS - 0.0%                                 SHARES       VALUE
--------------------------------------------------------------------------------
AIM STIT - STIC Prime Portfolio - Institutional Class,
   0.17% (b) (Cost $66)                                       66   $         66
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 99.9% (Cost $25,188,294)              $ 24,870,481

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                             12,906
                                                                   ------------

NET ASSETS - 100.0%                                                $ 24,883,387
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2009.

See accompanying notes to schedules of investments.

ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (Unaudited)

ALABAMA FIXED RATE REVENUE AND
GENERAL OBLIGATION (GO) BONDS - 89.1%                  PAR VALUE       VALUE
--------------------------------------------------------------------------------
   Alabama Drinking Water Financing Auth., Rev.,
      4.00%, due 08/15/2014                           $  250,000   $    257,437
      5.00%, due 08/15/2018                              400,000        414,372
   Alabama Special Care Facilities Financing Auth.,
      Birmingham, Rev.,
      4.50%, due 11/01/2009, ETM                         500,000        506,675
      5.375%, due 11/01/2012, ETM                        400,000        401,304
   Alabama Special Care Facilities Financing Auth.,
      Mobile, Hospital Rev.,
      4.50%, due 11/01/2010, ETM                         250,000        253,300
   Alabama State Federal Highway Financing
      Auth., Rev.,
      5.00%, due 03/01/2016                              300,000        319,914
   Alabama State Parks System Improvement
      Corporation, GO,
      5.50%, due 06/01/2010                              200,000        209,246
   Alabama State Public School & College Auth.,
      Capital Improvements, Rev.,
      5.00%, due 02/01/2010                              300,000        307,920
      5.00%, due 11/01/2012                              475,000        483,588
      5.125%, due 11/01/2013                             600,000        610,908
      5.125%, due 11/01/2015                             525,000        534,544
   Alabama State Public School & College Auth.,
      Rev.,
      5.00%, due 05/01/2010                              355,000        367,457
   Alabama State, GO,
      5.00%, due 06/01/2012                              250,000        258,380
      5.00%, due 09/01/2015                              300,000        315,009
      5.00%, due 09/01/2016                              300,000        315,009
      5.00%, due 09/01/2017                              300,000        330,807
   Alabama Water Pollution Control Auth., Rev.,
      5.00%, due 08/15/2010                              500,000        515,470
      5.375%, due 08/15/2014                             225,000        239,380
   Anniston, AL, Waterworks & Sewer Board, Rev.,
      4.00%, due 06/01/2015                              400,000        403,760
   Athens, AL, Electric Rev., Warrants,
      3.00%, due 06/01/2011                              500,000        510,760

ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

ALABAMA FIXED RATE REVENUE AND
GENERAL OBLIGATION (GO) BONDS - 89.1%
(CONTINUED)                                            PAR VALUE       VALUE
--------------------------------------------------------------------------------
   Auburn University, AL, General Fee Rev.,
      4.45%, due 06/01/2011                           $  400,000   $    405,240
      5.25%, due 06/01/2015                              400,000        429,876
   Auburn, AL, GO, Warrants,
      4.25%, due 08/01/2009                              285,000        285,929
      5.00%, due 08/01/2012                              225,000        247,550
   Auburn, AL, Waterworks Board, Rev.,
      5.00%, due 07/01/2015                              335,000        358,574
   Baldwin Co., AL, Board of Education, Rev.,
      Warrants,
      5.00%, due 06/01/2010                              300,000        310,533
   Baldwin Co., AL, GO, Warrants,
      5.00%, due 02/01/2015                              200,000        219,170
   Baldwin Co., AL, Series A, GO, Warrants,
      5.00%, due 02/01/2017                              320,000        355,328
   Decatur, AL, Water Rev.,
      5.00%, due 05/01/2014                              100,000        101,274
   Dothan, AL, GO,
      5.50%, due 09/01/2014                              500,000        509,360
   Enterprise, AL, GO, School Warrants,
      4.00%, due 02/01/2016                              400,000        421,728
   Florence, AL, Electric Rev., Warrants,
      3.10%, due 06/01/2015                              300,000        297,429
   Florence, AL, School Warrants,
      4.65%, due 12/01/2012                              200,000        204,524
   Foley, AL, Utilities Board, Utilities Rev.,
      4.00%, due 11/01/2018                              710,000        735,233
      4.50%, due 11/01/2019                              250,000        256,868
   Homewood, AL, GO, Warrants,
      5.00%, due 09/01/2014                              500,000        547,555
      5.00%, due 09/01/2015                              250,000        280,352
   Hoover, AL, Special Tax, Warrants,
      5.00%, due 02/15/2015                              370,000        394,224
   Houston Co., AL, Board of Education, GO,
      Capital Outlay Warrants,
      4.00%, due 12/01/2013                              545,000        583,902
   Houston Co., AL, GO,
      5.60%, due 10/15/2014                              300,000        310,425
      4.75%, due 10/15/2016                              500,000        516,660

ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

ALABAMA FIXED RATE REVENUE AND
GENERAL OBLIGATION (GO) BONDS - 89.1%
(CONTINUED)                                            PAR VALUE       VALUE
--------------------------------------------------------------------------------
   Huntsville, AL, Capital Improvements,
      Series C, GO, Warrants,
      3.25%, due 11/01/2010                           $  100,000   $    103,144
      5.00%, due 11/01/2017                              300,000        325,992
   Huntsville, AL, Electric Systems, Rev.,
      4.00%, due 12/01/2013                              300,000        323,340
   Huntsville, AL, GO,
      5.50%, due 08/01/2009                              400,000        401,764
      5.00%, due 08/01/2011                              500,000        539,520
      5.125%, due 05/01/2020                             300,000        322,317
   Jefferson Co., AL, Sewer Rev.,
      5.00%, due 02/01/2041, Prerefunded
      02/01/2011 @ 101                                   225,000        236,644
   Madison Co., AL, Board of Education, Capital
      Outlay Tax Antic. Warrants,
      5.20%, due 03/01/2011                              400,000        413,868
      5.20%, due 03/01/2014                              250,000        258,250
   Madison, AL, Warrants,
      4.40%, due 02/01/2011                              200,000        202,562
      4.85%, due 02/01/2013                              400,000        405,120
   Mobile Co., AL, GO,
      5.25%, due 08/01/2015                              400,000        445,244
   Mobile, AL, GO,
      4.50%, due 08/01/2013                              100,000        109,411
      4.75%, due 02/15/2014                              400,000        422,016
      5.20%, due 08/15/2018                              500,000        539,330
   Mobile, AL, Water & Sewer, Rev.,
      5.25%, due 01/01/2012                              205,000        220,613
      5.25%, due 01/01/2014                              300,000        316,233
      5.25%, due 01/01/2020                              400,000        410,724
   Montgomery, AL, GO,
      5.00%, due 11/01/2015                              300,000        316,572
   Montgomery, AL, Waterworks & Sanitation,
      Rev.,
      5.25%, due 09/01/2011                              350,000        378,945
   Mountain Brook, AL, City Board of Education,
      Capital Outlay Warrants,
      4.80%, due 02/15/2011                              405,000        406,029

ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

ALABAMA FIXED RATE REVENUE AND
GENERAL OBLIGATION (GO) BONDS - 89.1%
(CONTINUED)                                            PAR VALUE       VALUE
--------------------------------------------------------------------------------
   Opelika, AL, GO,
      4.00%, due 03/01/2010                           $  210,000   $    214,420
   Scottsboro, AL, Waterworks Sewer & Gas
      Board, Rev.,
      4.35%, due 08/01/2011                              200,000        200,368
   St. Clair Co., AL, GO,
      4.00%, due 08/01/2013                              145,000        156,156
      4.00%, due 08/01/2014                              205,000        220,023
   Trussville, AL, Warrants,
      4.30%, due 10/01/2010                              400,000        417,156
   Tuscaloosa, AL, Board of Education, Special Tax
      Warrants,
      4.85%, due 02/15/2013                              300,000        300,765
   Tuscaloosa, AL, GO, Warrants,
      4.30%, due 10/01/2009                              425,000        429,292
      4.25%, due 02/15/2011                              145,000        152,143
      5.45%, due 01/01/2014                              500,000        517,450
      5.55%, due 01/01/2015, Prerefunded
         01/01/2010 @ 101                                400,000        414,164
   Tuscaloosa, AL, Public Building Auth., Student
      Housing Rev.,
      4.00%, due 07/01/2013                              350,000        364,854
   University of Alabama, AL, Birmingham, Series
      A, Hospital Rev.,
      5.00%, due 09/01/2011                              100,000        105,539
      5.00%, due 09/01/2012                              180,000        187,733
   University of Alabama, AL, General Fee Rev.,
      4.10%, due 12/01/2013                              240,000        252,574
   University of Alabama, AL, Series A, Rev.,
      4.00%, due 10/01/2010                              375,000        389,974
      5.00%, due 07/01/2017                              245,000        275,735
   Vestavia Hills, AL, Warrants,
      5.00%, due 02/01/2012                              565,000        606,217
                                                                   ------------

TOTAL ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO)
   BONDS (Cost $26,939,480)                                        $ 27,629,175
                                                                   ------------

ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

MONEY MARKET FUNDS - 13.0%                                SHARES       VALUE
--------------------------------------------------------------------------------
   Alpine Municipal Money Market Fund - Class I,
      0.96% (a) (Cost $4,039,617)                      4,039,617   $  4,039,617
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 102.1% (Cost $30,979,097)             $ 31,668,792

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1%)                         (639,960)
                                                                   ------------

NET ASSETS - 100.0%                                                $ 31,028,832
                                                                   ============

ETM - Escrowed to Maturity.

(a) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2009.

See accompanying notes to schedules of investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the "Funds") are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using procedures established by and under the general supervision of the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's investments as of June 30, 2009:

                                               THE GOVERNMENT   THE GOVERNMENT     THE ALABAMA
                                                STREET EQUITY   STREET MID-CAP    TAX FREE BOND
VALUATION INPUTS                                    FUND             FUND             FUND
---------------------------------------------   ------------     ------------     ------------
Level 1 - Quoted prices                         $ 44,803,747     $ 24,560,481     $  4,039,617
Level 2 - Other significant observable inputs      1,118,000          310,000       27,629,175
Level 3 - Significant unobservable inputs                 --               --               --
                                                ------------     ------------     ------------
TOTAL                                           $ 45,921,747     $ 24,870,481     $ 31,668,792
                                                ============     ============     ============

In April 2009, FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4" or the "Position"). FSP 157-4 provides additional guidance for estimating fair value when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. The Position also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FSP 157-4 is effective for fiscal periods and interim periods ending after June 15,

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

2009. Management has evaluated the impact of FSP 157-4 and has concluded that FSP 157-4 has no impact on these Schedules of Investments.

The following is a summary of the inputs used to value the Funds' investments as of June 30, 2009 by security type as required by FSP 157-4:

----------------------------------------------------------------------------------------------
                                        LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
----------------------------------------------------------------------------------------------
THE GOVERNMENT STREET EQUITY FUND:
Common stocks                        $ 38,680,217   $         --   $         --   $ 38,680,217
Exchange-traded funds                   6,123,410             --             --      6,123,410
Commercial paper                               --      1,118,000             --      1,118,000
Money market funds                            120             --             --            120
                                     ------------   ------------   ------------   ------------
TOTAL                                $ 44,803,747   $  1,118,000   $         --   $ 45,921,747
                                     ============   ============   ============   ============

----------------------------------------------------------------------------------------------
THE GOVERNMENT STREET MID-CAP FUND:
Common stocks                        $ 21,410,945   $         --   $         --   $ 21,410,945
Exchange-traded funds                   3,149,470             --             --      3,149,470
Commercial paper                               --        310,000             --        310,000
Money market funds                             66             --             --             66
                                     ------------   ------------   ------------   ------------
TOTAL                                $ 24,560,481   $    310,000   $         --   $ 24,870,481
                                     ============   ============   ============   ============

----------------------------------------------------------------------------------------------
THE ALABAMA TAX FREE BOND FUND:
Alabama fixed rate revenue and
   general obligation bonds          $         --   $ 27,629,175   $         --   $ 27,629,175
Money market funds                      4,039,617             --             --      4,039,617
                                     ------------   ------------   ------------   ------------
TOTAL                                $  4,039,617   $ 27,629,175   $         --   $ 31,668,792
                                     ============   ============   ============   ============

----------------------------------------------------------------------------------------------

As of June 30, 2009, all of the common stocks held by The Government Street Equity Fund and The Government Street Mid-Cap Fund were valued using Level 1 inputs. See each respective Fund's Schedule of Investments for a summary of the Level 1 inputs by sector type.

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2009:

                                                  THE GOVERNMENT    THE GOVERNMENT     THE ALABAMA
                                                   STREET EQUITY    STREET MID-CAP    TAX FREE BOND
                                                       FUND              FUND              FUND
                                                   ------------      ------------      ------------
      Cost of portfolio investments                $ 39,250,011      $ 25,188,294      $ 31,046,619
                                                   ============      ============      ============
      Gross unrealized appreciation                $ 12,235,417      $  3,516,199      $    658,879
      Gross unrealized depreciation                  (5,563,681)       (3,834,012)          (36,706)
                                                   ------------      ------------      ------------
      Net unrealized appreciation (depreciation)   $  6,671,736      $   (317,813)     $    622,173
                                                   ============      ============      ============

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost for The Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 57.2%                                    SHARES        VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 6.6%
   Apollo Group, Inc. - Class A (a)                       3,700    $    263,144
   Comcast Corporation - Class A                         15,300         221,697
   Darden Restaurants, Inc.                               5,900         194,582
   GameStop Corporation - Class A (a)                     5,900         129,859
   McDonald's Corporation                                 4,300         247,207
   NIKE, Inc. - Class B                                   3,100         160,518
   Yum! Brands, Inc.                                      7,300         243,382
                                                                   ------------
                                                                      1,460,389
                                                                   ------------
CONSUMER STAPLES - 5.8%
   CVS Caremark Corporation                               8,500         270,895
   General Mills, Inc.                                    5,100         285,702
   Kroger Company (The)                                   9,300         205,065
   PepsiCo, Inc.                                          4,900         269,304
   Wal-Mart Stores, Inc.                                  4,800         232,512
                                                                   ------------
                                                                      1,263,478
                                                                   ------------
ENERGY - 6.3%
   Apache Corporation                                     2,300         165,945
   BP plc - ADR                                           5,200         247,936
   Chevron Corporation                                    3,500         231,875
   ConocoPhillips                                         5,800         243,948
   Noble Corporation                                      8,000         242,000
   Transocean Ltd. (a)                                    3,400         252,586
                                                                   ------------
                                                                      1,384,290
                                                                   ------------
FINANCIALS - 6.8%
   AFLAC, Inc.                                            6,900         214,521
   Aon Corporation                                        6,300         238,581
   Bank of America Corporation                            1,500          19,800
   Goldman Sachs Group, Inc. (The)                        1,900         280,136
   Hudson City Bancorp, Inc.                             19,300         256,497
   State Street Corporation                               6,000         283,200
   Travelers Companies, Inc. (The)                        5,000         205,200
                                                                   ------------
                                                                      1,497,935
                                                                   ------------
HEALTH CARE - 9.3%
   Abbott Laboratories                                    5,700         268,128
   AmerisourceBergen Corporation                         10,400         184,496
   Amgen, Inc. (a)                                        3,400         179,996
   Bristol-Myers Squibb Company                           8,000         162,480
   Express Scripts, Inc. (a)                              4,200         288,750
   Genzyme Corporation (a)                                3,900         217,113

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 57.2% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 9.3% (CONTINUED)
   Gilead Sciences, Inc. (a)                              5,300    $    248,252
   Johnson & Johnson                                      4,000         227,200
   Teva Pharmaceutical Industries Ltd. - ADR              5,500         271,370
                                                                   ------------
                                                                      2,047,785
                                                                   ------------
INDUSTRIALS - 5.7%
   General Dynamics Corporation                           3,500         193,865
   General Electric Company                               8,000          93,760
   ITT Corporation                                        4,400         195,800
   Lockheed Martin Corporation                            2,500         201,625
   Norfolk Southern Corporation                           4,300         161,981
   Northrop Grumman Corporation                           4,900         223,832
   United Technologies Corporation                        3,700         192,252
                                                                   ------------
                                                                      1,263,115
                                                                   ------------
INFORMATION TECHNOLOGY - 13.3%
   Accenture Ltd. - Class A                               8,300         277,718
   Affiliated Computer Services, Inc. - Class A (a)       5,550         246,531
   BMC Software, Inc. (a)                                 5,600         189,224
   Cisco Systems, Inc. (a)                               14,500         270,280
   Fiserv, Inc. (a)                                       3,400         155,380
   Google, Inc. - Class A (a)                               450         189,715
   Hewlett-Packard Company                                5,900         228,035
   Intel Corporation                                     12,000         198,600
   International Business Machines Corporation            1,700         177,514
   Microsoft Corporation                                 13,000         309,010
   Oracle Corporation                                    10,500         224,910
   QUALCOMM, Inc.                                         5,500         248,600
   Symantec Corporation (a)                              12,700         197,612
                                                                   ------------
                                                                      2,913,129
                                                                   ------------
MATERIALS - 1.7%
   Monsanto Company                                       2,500         185,850
   Praxair, Inc.                                          2,600         184,782
                                                                   ------------
                                                                        370,632
                                                                   ------------
TELECOMMUNICATION SERVICES - 0.9%
   AT&T, Inc.                                             8,000         198,720
                                                                   ------------
UTILITIES - 0.8%
   Public Service Enterprise Group, Inc.                  5,500         179,465
                                                                   ------------
TOTAL COMMON STOCKS (Cost $11,681,321)                             $ 12,578,938
                                                                   ------------

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 5.9%                      PAR VALUE        VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTES - 5.9%
   4.00%, 02/15/2014                                 $  250,000    $    267,520
   4.25%, 11/15/2014                                    550,000         592,281
   4.25%, 11/15/2017                                    400,000         424,250
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,202,982)                  $  1,284,051
                                                                   ------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 6.8%                                    PAR VALUE        VALUE
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.9%
   6.625%, due 09/15/2009                            $  350,000    $    354,588
   5.125%, due 07/15/2012                               150,000         164,342
   5.25%, due 04/18/2016                                500,000         553,507
                                                                   ------------
                                                                      1,072,437
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.9%
   7.25%, due 01/15/2010                                250,000         259,340
   5.50%, due 03/15/2011                                150,000         161,239
                                                                   ------------
                                                                        420,579
                                                                   ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,389,198)         $  1,493,016
                                                                   ------------

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 6.9%                     PAR VALUE        VALUE
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.5%
   Pool #E90624, 6.00%, due 08/01/2017               $   18,299    $     19,373
   Pool #A43942, 5.50%, due 03/01/2036                  301,781         312,105
                                                                   ------------
                                                                        331,478
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.3%
   Pool #618465, 5.00%, due 12/01/2016                  145,111         150,363
   Pool #684231, 5.00%, due 01/01/2018                  210,419         218,033
   Pool #255455, 5.00%, due 10/01/2024                  212,825         218,300
   Pool #255702, 5.00%, due 05/01/2025                  337,193         345,558
   Pool #808413, 5.50%, due 01/01/2035                  221,067         228,491
                                                                   ------------
                                                                      1,160,745
                                                                   ------------

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 6.9% (CONTINUED)         PAR VALUE        VALUE
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.1%
   Pool #781344, 6.50%, due 10/15/2031               $   30,622    $     32,518
                                                                   ------------

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,472,147)                 $  1,524,741
                                                                   ------------

--------------------------------------------------------------------------------
CORPORATE BONDS - 19.8%                               PAR VALUE        VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES - 2.9%
   Coca-Cola Company (The),
      5.35%, due 11/15/2017                          $  250,000    $    266,987
   General Mills, Inc.,
      5.70%, due 02/15/2017                             150,000         157,898
   PepsiCo, Inc.,
      4.65%, due 02/15/2013                             200,000         209,961
                                                                   ------------
                                                                        634,846
                                                                   ------------
ENERGY - 1.0%
   Burlington Resources, Inc.,
      6.68%, due 02/15/2011                             200,000         214,000
                                                                   ------------
FINANCIALS - 5.5%
   American Express Company,
      4.875%, due 07/15/2013                            150,000         146,515
   BB&T Corporation,
      6.50%, due 08/01/2011                             325,000         335,794
   JPMorgan Chase & Company,
      6.75%, due 02/01/2011                             300,000         313,639
   Morgan Stanley,
      5.30%, due 03/01/2013                             250,000         253,217
   Northern Trust Corporation,
      4.625%, due 05/01/2014                            150,000         154,141
                                                                   ------------
                                                                      1,203,306
                                                                   ------------
HEALTH CARE - 1.7%
   Amgen, Inc.,
      5.85%, due 06/01/2017                             150,000         159,166
   GlaxoSmithKline plc,
      5.65%, due 05/15/2018                             200,000         211,841
                                                                   ------------
                                                                        371,007
                                                                   ------------

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CORPORATE BONDS - 19.8% (CONTINUED)                   PAR VALUE        VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 4.0%
   Alcoa, Inc.,
      6.50%, due 06/01/2011                          $  250,000    $    254,869
   Dover Corporation,
      6.50%, due 02/15/2011                             345,000         367,665
   United Technologies Corporation,
      6.10%, due 05/15/2012                             250,000         269,340
                                                                   ------------
                                                                        891,874
                                                                   ------------
MATERIALS - 0.7%
   E.I. du Pont de Nemours and Company,
      5.875%, due 01/15/2014                            150,000         162,437
                                                                   ------------
TELECOMMUNICATION SERVICES - 4.0%
   AT&T, Inc.,
      4.95%, due 01/15/2013                             250,000         260,002
   Deutsche Telekom AG,
      8.50%, due 06/15/2010                             300,000         315,499
   GTE Northwest, Inc.,
      6.30%, due 06/01/2010                             300,000         309,774
                                                                   ------------
                                                                        885,275
                                                                    ------------

TOTAL CORPORATE BONDS (Cost $4,230,028)                            $  4,362,745
                                                                   ------------

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 2.2%                                SHARES        VALUE
--------------------------------------------------------------------------------
Fidelity Institutional Money Market Portfolio -
   Select Class, 0.65% (b) (Cost $491,229)              491,229    $    491,229
                                                                   ------------

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 0.9%                          PAR VALUE        VALUE
--------------------------------------------------------------------------------
U.S. Bank N.A., 0.01%, dated 06/30/2009, due
   07/01/2009, repurchase proceeds: $197,457
   (Cost $197,457) (c)                               $  197,457    $    197,457
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 99.7% (Cost $20,664,362)              $ 21,932,177

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                             66,628
                                                                   ------------

NET ASSETS - 100.0%                                                $ 21,998,805
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2009.
(c) Repurchase agreement is fully collateralized by $412,000 FGLMC #G01543, 5.00%, due 05/01/2033. The aggregate market value of the collateral at June 30, 2009 was $201,673.

See accompanying notes to schedules of investments.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 97.3%                                    SHARES        VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 11.2%
   Apollo Group, Inc. - Class A (a)                       6,100    $    433,832
   Comcast Corporation - Class A                         25,300         366,597
   Darden Restaurants, Inc.                               8,900         293,522
   GameStop Corporation - Class A (a)                     9,000         198,090
   McDonald's Corporation                                 6,900         396,681
   NIKE, Inc. - Class B                                   5,200         269,256
   Yum! Brands, Inc.                                     11,900         396,746
                                                                   ------------
                                                                      2,354,724
                                                                   ------------
CONSUMER STAPLES - 10.0%
   CVS Caremark Corporation                              13,900         442,993
   General Mills, Inc.                                    8,400         470,568
   Kroger Company (The)                                  15,800         348,390
   PepsiCo, Inc.                                          8,000         439,680
   Wal-Mart Stores, Inc.                                  8,000         387,520
                                                                   ------------
                                                                      2,089,151
                                                                   ------------
ENERGY - 11.0%
   Apache Corporation                                     3,500         252,525
   BP plc - ADR                                           8,700         414,816
   Chevron Corporation                                    6,200         410,750
   ConocoPhillips                                         9,500         399,570
   Noble Corporation                                     13,500         408,375
   Transocean Ltd. (a)                                    5,600         416,024
                                                                   ------------
                                                                      2,302,060
                                                                   ------------
FINANCIALS - 11.5%
   AFLAC, Inc.                                            9,800         304,682
   Aon Corporation                                       10,850         410,889
   Goldman Sachs Group, Inc. (The)                        3,100         457,064
   Hudson City Bancorp, Inc.                             31,700         421,293
   State Street Corporation                              10,100         476,720
   Travelers Companies, Inc. (The)                        8,000         328,320
                                                                   ------------
                                                                      2,398,968
                                                                   ------------
HEALTH CARE - 16.5%
   Abbott Laboratories                                    9,300         437,472
   AmerisourceBergen Corporation                         17,000         301,580
   Amgen, Inc. (a)                                        5,300         280,582
   Bristol-Myers Squibb Company                          21,500         436,665
   Express Scripts, Inc. (a)                              6,700         460,625
   Genzyme Corporation (a)                                6,500         361,855
   Gilead Sciences, Inc. (a)                              8,400         393,456

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 97.3% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 16.5% (CONTINUED)
   Johnson & Johnson                                      6,000    $    340,800
   Teva Pharmaceutical Industries Ltd. - ADR              9,100         448,994
                                                                   ------------
                                                                      3,462,029
                                                                   ------------
INDUSTRIALS - 9.7%
   General Dynamics Corporation                           7,500         415,425
   General Electric Company                               7,000          82,040
   ITT Corporation                                        7,000         311,500
   Lockheed Martin Corporation                            4,000         322,600
   Norfolk Southern Corporation                           6,800         256,156
   Northrop Grumman Corporation                           8,000         365,440
   United Technologies Corporation                        5,500         285,780
                                                                   ------------
                                                                      2,038,941
                                                                   ------------
INFORMATION TECHNOLOGY - 21.8%
   Accenture Ltd. - Class A                              13,500         451,710
   Affiliated Computer Services, Inc. - Class A (a)       9,300         413,106
   BMC Software, Inc. (a)                                 9,200         310,868
   Cisco Systems, Inc. (a)                               21,900         408,216
   Fiserv, Inc. (a)                                       5,500         251,350
   Google, Inc. - Class A (a)                               675         284,573
   Hewlett-Packard Company                                9,000         347,850
   Intel Corporation                                     18,900         312,795
   International Business Machines Corporation            2,725         284,545
   Microsoft Corporation                                 19,700         468,269
   Oracle Corporation                                    16,000         342,720
   QUALCOMM, Inc.                                         8,500         384,200
   Symantec Corporation (a)                              19,500         303,420
                                                                   ------------
                                                                      4,563,622
                                                                   ------------
MATERIALS - 2.7%
   Monsanto Company                                       3,850         286,209
   Praxair, Inc.                                          4,000         284,280
                                                                   ------------
                                                                        570,489
                                                                   ------------
TELECOMMUNICATION SERVICES - 1.5%
   AT&T, Inc.                                            12,700         315,468
                                                                   ------------
UTILITIES - 1.4%
   Public Service Enterprise Group, Inc.                  9,000         293,670
                                                                   ------------
TOTAL COMMON STOCKS (Cost $19,006,084)                             $ 20,389,122
                                                                   ------------

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 0.7%                                SHARES        VALUE
--------------------------------------------------------------------------------
Fidelity Institutional Money Market Portfolio -
   Select Class, 0.65% (b) (Cost $154,381)              154,381    $    154,381
                                                                   ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.1%                          PAR VALUE        VALUE
--------------------------------------------------------------------------------
U.S. Bank N.A., 0.01%, dated 06/30/2009, due
   07/01/2009, repurchase proceeds: $442,339
   (Cost $442,339) (c)                               $  442,339    $    442,339
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.1% (Cost $19,602,804)             $ 20,985,842

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                          (15,580)
                                                                   ------------
NET ASSETS - 100.0%                                                $ 20,970,262
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2009.
(c) Repurchase agreement is fully collateralized by $922,000 FGLMC #G01543, 5.00%, due 05/01/2033. The aggregate market value of the collateral at June 30, 2009 was $451,317.

See accompanying notes to schedules of investments.

THE JAMESTOWN SELECT FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 97.8%                                    SHARES        VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.7%
   Advance Auto Parts, Inc.                               6,400    $    265,536
   Apollo Group, Inc. - Class A (a)                       3,900         277,368
   Darden Restaurants, Inc.                               6,500         214,370
   GameStop Corporation - Class A (a)                     6,500         143,065
   McDonald's Corporation                                 5,000         287,450
   TJX Companies, Inc. (The)                              9,480         298,241
   Yum! Brands, Inc.                                      7,600         253,384
                                                                   ------------
                                                                      1,739,414
                                                                   ------------
CONSUMER STAPLES - 10.1%
   Coca-Cola Enterprises, Inc.                           15,300         254,745
   Colgate-Palmolive Company                              4,350         307,719
   CVS Caremark Corporation                               8,970         285,874
   Kroger Company (The)                                  12,300         271,215
   Wal-Mart Stores, Inc.                                  5,480         265,451
                                                                   ------------
                                                                      1,385,004
                                                                   ------------
ENERGY - 9.3%
   BP plc - ADR                                           5,600         267,008
   Chevron Corporation                                    3,850         255,062
   Murphy Oil Corporation                                 3,640         197,725
   Noble Corporation                                      9,100         275,275
   Transocean Ltd. (a)                                    3,840         285,274
                                                                   ------------
                                                                      1,280,344
                                                                   ------------
FINANCIALS - 11.1%
   AFLAC, Inc.                                            7,570         235,351
   Aon Corporation                                        7,150         270,771
   Goldman Sachs Group, Inc. (The)                        1,950         287,508
   Hudson City Bancorp, Inc.                             20,900         277,761
   New York Community Bancorp, Inc.                      25,500         272,595
   Torchmark Corporation                                  4,850         179,644
                                                                   ------------
                                                                      1,523,630
                                                                   ------------
HEALTH CARE - 16.1%
   Abbott Laboratories                                    6,300         296,352
   AmerisourceBergen Corporation                         11,000         195,140
   Baxter International, Inc.                             3,280         173,709
   Bristol-Myers Squibb Company                          13,970         283,731
   Express Scripts, Inc. (a)                              3,100         213,125
   Genzyme Corporation (a)                                3,330         185,381
   Gilead Sciences, Inc. (a)                              4,280         200,475
   Johnson & Johnson                                      3,700         210,160

THE JAMESTOWN SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 97.8% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 16.1% (CONTINUED)
   Medco Health Solutions, Inc. (a)                       4,700    $    214,367
   Schering-Plough Corporation                            9,000         226,080
                                                                   ------------
                                                                      2,198,520
                                                                   ------------
INDUSTRIALS - 9.7%
   CSX Corporation                                        8,900         308,207
   General Dynamics Corporation                           4,770         264,210
   Goodrich Corporation                                   5,040         251,849
   Northrop Grumman Corporation                           5,300         242,104
   Raytheon Company                                       5,900         262,137
                                                                   ------------
                                                                      1,328,507
                                                                   ------------
INFORMATION TECHNOLOGY - 22.9%
   Accenture Ltd. - Class A                               7,950         266,007
   Affiliated Computer Services, Inc. - Class A (a)       6,050         268,741
   Akamai Technologies, Inc. (a)                          8,900         170,702
   BMC Software, Inc. (a)                                 7,800         263,562
   CA, Inc.                                               9,400         163,842
   Fiserv, Inc. (a)                                       4,900         223,930
   Hewlett-Packard Company                                7,200         278,280
   International Business Machines Corporation            2,650         276,713
   Intuit, Inc. (a)                                       9,800         275,968
   McAfee, Inc. (a)                                       5,800         244,702
   Microsoft Corporation                                  9,370         222,725
   Oracle Corporation                                    11,165         239,154
   Symantec Corporation (a)                              15,800         245,848
                                                                   ------------
                                                                      3,140,174
                                                                   ------------
MATERIALS - 4.2%
   FMC Corporation                                        4,050         191,565
   Pactiv Corporation (a)                                 7,200         156,456
   Sigma-Aldrich Corporation                              4,500         223,020
                                                                   ------------
                                                                        571,041
                                                                   ------------
UTILITIES - 1.7%
   CMS Energy Corporation                                19,100         230,728
                                                                   ------------

TOTAL COMMON STOCKS (Cost $14,188,334)                             $ 13,397,362
                                                                   ------------

THE JAMESTOWN SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS - 1.3%                             SHARES        VALUE
--------------------------------------------------------------------------------
Energy Select Sector SPDR Fund (The)
   (Cost $171,792)                                        3,660    $    175,936
                                                                   ------------

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 0.9%                                SHARES        VALUE
--------------------------------------------------------------------------------
Fidelity Institutional Money Market Portfolio -
 Select Class, 0.65% (b) (Cost $120,432)                120,432    $    120,432
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.0% (Cost $14,480,558)             $ 13,693,730

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                              1,305
                                                                   ------------

NET ASSETS - 100.0%                                                $ 13,695,035
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2009.

See accompanying notes to schedules of investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
VIRGINIA REVENUE AND GENERAL
OBLIGATION (GO) BONDS - 95.8%                         PAR VALUE        VALUE
--------------------------------------------------------------------------------
   Alexandria, Virginia, GO,
      5.00%, due 06/15/2011, prerefunded
         06/15/2010 @ 101                            $1,000,000    $  1,053,460
   Arlington Co., Virginia, GO,
      4.10%, due 11/01/2018                             500,000         523,850
   Capital Region Airport Commission, Virginia,
      Airport Revenue,
      4.50%, due 07/01/2016                             520,000         560,758
   Chesterfield Co., Virginia, GO,
      5.00%, due 01/01/2020                             700,000         776,062
   Fairfax Co., Virginia, Economic Dev.
      Authority, Revenue,
      5.00%, due 06/01/2018                           1,000,000       1,062,790
   Fairfax Co., Virginia, GO,
      5.00%, due 10/01/2011                             700,000         762,370
   Fairfax Co., Virginia, Industrial Dev. Authority,
      Revenue,
      5.00%, due 05/15/2022                             750,000         771,877
   Fauquier Co., Virginia, GO,
      5.00%, due 07/01/2017                             500,000         566,280
   Hampton, Virginia, GO,
      5.50%, due 02/01/2012, prerefunded
         02/01/2010 @ 102                             1,000,000       1,049,920
      5.00%, due 04/01/2020                             500,000         523,605
   Hanover Co., Virginia, GO,
      5.125%, due 07/15/2013, prerefunded
         07/15/2009 @ 101                             1,000,000       1,012,000
   Hanover Co., Virginia, Industrial Dev.
      Authority, Revenue,
      6.50%, due 08/15/2009                           1,000,000       1,003,540
   Henrico Co., Virginia, Public Improvement,
      Series A, GO,
      5.00%, due 12/01/2015                             250,000         288,663
   Henrico Co., Virginia, Water & Sewer,
      Revenue,
      5.00%, due 05/01/2020                             350,000         394,908
      5.00%, due 05/01/2022                             300,000         331,896
   James City, Virginia, School District, GO,
      5.00%, due 12/15/2018                             500,000         535,840

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
VIRGINIA REVENUE AND GENERAL
OBLIGATION (GO) BONDS - 95.8%
(CONTINUED)                                           PAR VALUE        VALUE
--------------------------------------------------------------------------------
   James City, Virginia, Service Authority, Water
      & Sewer,Revenue,
      5.125%, due 01/15/2017                         $1,000,000    $  1,075,860
   Leesburg, Virginia, GO,
      5.00%, due 09/15/2016                             500,000         575,595
   Loudoun Co., Virginia, GO,
      5.00%, due 07/01/2012                             500,000         556,030
   Loudoun Co., Virginia, Industrial Dev.
      Authority, Public Facility Lease, Revenue,
      5.00%, due 03/01/2019                           1,000,000       1,053,230
   Lynchburg, Virginia, GO,
      5.00%, due 06/01/2015                             500,000         568,665
   Medical College of Virginia, Hospitals
      Authority, Revenue,
      5.00%, due 07/01/2013                             700,000         705,852
   Metropolitan Washington Airports Authority,
      Series C, Revenue,
      5.00%, due 10/01/2022                             500,000         513,570
   New Kent Co., Virginia, Economic Dev.
      Authority, Revenue,
      5.00%, due 02/01/2019                             500,000         536,855
   New River Valley Regional Jail Authority,
      Revenue,
      4.00%, due 04/01/2011                             250,000         252,015
   Norfolk, Virginia, GO,
      4.50%, due 06/01/2015                             500,000         544,075
   Norfolk, Virginia, Water, Revenue,
      5.00%, due 11/01/2016                           1,000,000       1,066,640
   Portsmouth, Virginia, Series A, GO,
      5.00%, due 04/01/2016                             500,000         550,925
   Portsmouth, Virginia, Series D, GO,
      4.00%, due 12/01/2017                             215,000         223,428
   Richmond, Virginia, Industrial Dev. Authority,
      Government Facilities, Revenue,
      4.75%, due 07/15/2010                             510,000         522,847
   Richmond, Virginia, Metropolitan Authority,
      Revenue,
      5.25%, due 07/15/2014                           1,000,000       1,084,070

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
VIRGINIA REVENUE AND GENERAL
OBLIGATION (GO) BONDS - 95.8%
(CONTINUED)                                           PAR VALUE        VALUE
--------------------------------------------------------------------------------
   Southeastern Public Service Authority,
      Virginia, Revenue,
      5.00%, due 07/01/2015                          $1,000,000    $  1,064,230
   Spotsylvania Co., Virginia, GO,
      5.00%, due 01/15/2016                             500,000         545,375
   Spotsylvania Co., Virginia, Water & Sewer,
      Revenue,
      5.00%, due 06/01/2026                             500,000         521,285
   University of Virginia, Revenue,
      5.00%, due 06/01/2013                             585,000         658,078
   Upper Occoquan, Virginia, Sewer Authority,
      Revenue,
      5.15%, due 07/01/2020                             250,000         282,642
   Virginia Beach, Virginia, Public Improvement,
      GO,
      5.00%, due 06/01/2021                             250,000         279,215
   Virginia College Building Authority,
      Educational Facilities, Revenue,
      5.00%, due 02/01/2017                             500,000         539,820
      5.00%, due 04/01/2017                             500,000         544,315
   Virginia Commonwealth Transportation Board,
      Federal Highway Reimbursement
      Anticipation Note, Revenue,
      5.00%, due 09/28/2015                             500,000         569,230
   Virginia Polytechnic Institute & State
      University, Revenue,
      5.00%, due 06/01/2016                             500,000         554,330
   Virginia State Public Building Authority, Public
      Facilities, Series D, Revenue,
      5.00%, due 08/01/2016                           1,000,000       1,102,000
   Virginia State Public Building Authority,
      Revenue,
      5.00%, due 08/01/2012                             635,000         704,107
   Virginia State Public School Authority, Series
      A, Revenue,
      5.00%, due 08/01/2020                             585,000         635,158
   Virginia State Public School Authority, Series
      B, Revenue,
      4.00%, due 08/01/2014                             400,000         434,620

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
VIRGINIA REVENUE AND GENERAL
OBLIGATION (GO) BONDS - 95.8%
(CONTINUED)                                           PAR VALUE        VALUE
--------------------------------------------------------------------------------
   Virginia State Public School Authority, Series
      B-1, Revenue,
      5.00%, due 08/01/2018                          $  500,000    $    566,665
   Virginia State Resources Authority Clean
      Water, Revenue,
      5.00%, due 10/01/2021                             500,000         552,540
   Virginia State Resources Authority,
      Infrastructure, Revenue,
      5.50%, due 05/01/2017, prerefunded
         05/01/2010 @ 101                               400,000         420,940
      5.50%, due 05/01/2017                             100,000         104,414
   Virginia State, Series B, GO,
      5.00%, due 06/01/2012                             500,000         554,680
      5.00%, due 06/01/2017                             250,000         287,975
                                                                   ------------

TOTAL VIRGINIA REVENUE AND GENERAL OBLIGATION (GO)
   BONDS (Cost $31,013,626)                                        $ 31,969,095
                                                                   ------------

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 4.4%                                SHARES        VALUE
--------------------------------------------------------------------------------
Fidelity Tax Exempt Portfolio - Class I, 0.19% (a)
   (Cost $1,483,140)                                  1,483,140    $  1,483,140
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.2% (Cost $32,496,766)             $ 33,452,235

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)                          (82,250)
                                                                   ------------

NET ASSETS - 100.0%                                                $ 33,369,985
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2009.

See accompanying notes to schedules of investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Select Fund and The Jamestown Tax Exempt Virginia (individually, a "Fund," and, collectively, the "Funds") are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those established by and under the general supervision of the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's investments as of June 30, 2009:

                                                                                                          The
                                                                                         The           Jamestown
                                                The Jamestown     The Jamestown       Jamestown        Tax Exempt
VALUATION INPUTS                                Balanced Fund      Equity Fund       Select Fund      Virginia Fund
---------------------------------------------  ---------------   ---------------   ---------------   ---------------

Level 1 - Quoted prices                           $ 13,267,624      $ 20,985,842      $ 13,693,730       $ 1,483,140
Level 2 - Other significant observable inputs        8,664,553                --                --        31,969,095
Level 3 - Significant unobservable inputs                   --                --                --                --
                                               ---------------   ---------------   ---------------   ---------------
TOTAL                                             $ 21,932,177      $ 20,985,842      $ 13,693,730      $ 33,452,235
                                               ===============   ===============   ===============   ===============

In April 2009, FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4" or the "Position"). FSP 157-4 provides additional guidance for estimating fair value when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. The Position also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FSP 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FSP 157-4 and has concluded that FSP 157-4 has no impact on these Schedules of Investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used to value of The Jamestown Balanced Fund's and The Jamestown Tax Exempt Virginia Fund's investments as of June 30, 2009 by security type as required by FSP 157-4:

-----------------------------------------------------------------------------------------------------
                                        LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
-----------------------------------------------------------------------------------------------------
THE JAMESTOWN BALANCED FUND:
Common stocks                       $  12,578,938    $          --    $          --    $  12,578,938
U.S. Treasury obligations                      --        1,284,051               --        1,284,051
U.S. government agency
   obligations                                 --        1,493,016               --        1,493,016
Mortgage-backed securities                     --        1,524,741               --        1,524,741
Corporate bonds                                --        4,362,745               --        4,362,745
Money market funds                        491,229               --               --          491,229
Repurchase agreements                     197,457               --               --          197,457
                                    -------------    -------------    -------------    -------------
TOTAL                               $  13,267,624    $   8,664,553    $          --    $  21,932,177
                                    =============    =============    =============    =============
-----------------------------------------------------------------------------------------------------
THE JAMESTOWN TAX EXEMPT
   VIRGINIA FUND:
Virginia revenue and
   general obligation bonds         $          --    $  31,969,095    $          --    $  31,969,095
Money market funds                      1,483,140               --               --        1,483,140
                                    -------------    -------------    -------------    -------------
TOTAL                               $   1,483,140    $  31,969,095    $          --    $  33,452,235
                                    =============    =============    =============    =============
-----------------------------------------------------------------------------------------------------

As of June 30, 2009, all of the securities held by The Jamestown Equity Fund and The Jamestown Select Fund and all of the common stocks held by The Jamestown Balanced Fund were valued using Level 1 inputs. See each respective Fund's Schedule of Investments for a summary of the Level 1 inputs by security type and sector type.

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2009:

                                                                                       The Jamestown
                                    The Jamestown    The Jamestown    The Jamestown     Tax Exempt
                                    Balanced Fund     Equity Fund      Select Fund     Virginia Fund
                                    -------------    -------------    -------------    -------------

Tax cost of portfolio investments   $  20,734,747    $  19,781,159    $  14,514,747    $  32,496,766
                                    =============    =============    =============    =============

Gross unrealized appreciation       $   2,312,117    $   2,911,270    $     894,098    $   1,001,140
Gross unrealized depreciation          (1,114,687)      (1,706,587)      (1,715,115)         (45,671)
                                    -------------    -------------    -------------    -------------

Net unrealized appreciation
    (depreciation)                  $   1,197,430    $   1,204,683    $    (821,017)   $     955,469
                                    =============    =============    =============    =============

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost for The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Select Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Williamsburg Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*     /s/ John F. Splain
                          ------------------------------------------------------
                              John F. Splain, Secretary

Date        August 26, 2009
         ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ John T. Bruce
                          ------------------------------------------------------
                              John T. Bruce, President (FBP Value Fund and FBP
                              Balanced Fund)

Date        August 26, 2009
         ---------------------------

By (Signature and Title)*     /s/ Thomas W. Leavell
                          ------------------------------------------------------
                              Thomas W. Leavell, President (The Government
                              Street Equity Fund, The Government Street Mid-Cap
                              Fund and The Alabama Tax Free Bond Fund)

Date        August 26, 2009
         ---------------------------

By (Signature and Title)*     /s/ Charles M. Caravati III
                          ------------------------------------------------------
                              Charles M. Caravati III, President (The Jamestown
                              Balanced Fund, The Jamestown Equity Fund and The
                              Jamestown International Equity Fund)

Date        August 26, 2009
         ---------------------------

By (Signature and Title)*     /s/ Joseph A. Jennings III
                          ------------------------------------------------------
                              Joseph A. Jennings III, President (The Jamestown
                              Tax Exempt Virginia Fund)

Date        August 26, 2009
         ---------------------------

By (Signature and Title)*     /s/ Lawrence B. Whitlock, Jr.
                          ------------------------------------------------------
                              Lawrence B. Whitlock, Jr., President (The
                              Jamestown Select Fund)

Date        August 26, 2009
         ---------------------------

By (Signature and Title)*     /s/ Joseph L. Antrim III
                          ------------------------------------------------------
                              Joseph L. Antrim III, President (The Davenport
                              Core Fund)

Date        August 26, 2009
         ---------------------------

By (Signature and Title)*     /s/ Mark J. Seger
                          ------------------------------------------------------
                              Mark J. Seger, Treasurer

Date        August 26, 2009
         ---------------------------

* Print the name and title of each signing officer under his or her signature.